Income Taxes (Reconciliation of Reported Income Taxes and Federal Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Abstract]
Federal income taxes	$ (277)	$ 45
State income taxes, net of federal income tax effect	(26)	11
Non-deductible stock based compensation	28	23
Non-deductible merger related costs	102
Reduction of previously recorded taxes		(177)
Other items, net	(2)
Income Tax Expense (Benefit), Total	(175)	(98)
Effective Income Taxes	$ (175)	$ (98)
Federal income taxes, as a percent of pretax loss	(34.00%)	34.00%
State income taxes, net of federal income tax effect, as a percent of pretax loss	(3.20%)	8.50%
Non-deductible stock based compensation, as a percent of pretax loss	3.40%	17.70%
Non-deductible merger related costs, as a percent of pretax loss	12.50%
Reduction of previously recorded taxes, as a percent of pretax loss		(135.00%)
Other items, net, as a percent of pretax loss	(0.40%)
Effective Income Taxes, as a percent of pretax loss	(21.50%)	(74.80%)